Other Payables to TV Stations	12 Months Ended
Dec. 31, 2012
Other Payables To Tv Stations [Abstract]
OTHER PAYABLES TO TV STATIONS
NOTE 10 – OTHER PAYABLES TO TV STATIONS

	December 31, 2012	December 31, 2011

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,305,019	1,269,804
	$1,382,194	$1,346,979

As of December 31, 2012 and 2011, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station represents $16,214 employee payroll that China YR TV Station paid on behalf of Taiyuan Tech Co. and $1,288,805 reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.